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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

Conestoga Capital Advisors, 550 E. Swedesford Rd., Suite 120, Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Rd., Suite 120, Wayne, PA 19087
(Name and address of agent for service)

With a copy to:

John Deringer, Esq., Drinker Biddle, One Logan Square, Suite 2000, Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 15.2%
Auto Parts - 1.4%
Dorman Products, Inc. (a)	470,949	$32,170,526

Consumer Services: Miscellaneous - 4.9%
Sotheby's (a)	936,180	50,872,021
Stamps.com, Inc. (a)	232,700	58,884,735
		109,756,756
Education Services - 3.8%
Grand Canyon Education, Inc. (a)	460,500	51,396,405
HealthStream, Inc.	1,173,177	32,039,464
		83,435,869
Leisure Time - 2.9%
Fox Factory Holding Corporation (a)	1,371,875	63,860,782

Specialty Retail - 2.2%
SiteOne Landscape Supply, Inc. (a)	568,800	47,762,136

Consumer Staples - 5.0%
Beverage: Brewers and Distillers - 2.1%
MGP Ingredients, Inc.	539,284	47,893,812

Foods - 1.0%
Chefs' Warehouse, Inc. (The) (a)	804,906	22,939,821

Personal Care - 1.9%
WD-40 Company	283,350	41,439,938

Energy - 1.0%
Oil: Crude Producers - 1.0%
Matador Resources Company (a)	732,006	21,996,780

Financial Services - 1.4%
Asset Management & Custodian - 1.4%
Westwood Holdings Group, Inc. (b)	534,521	31,825,380

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 19.3%
Biotechnology - 5.9%
Ligand Pharmaceuticals, Inc. (a)	357,325	$74,027,020
Repligen Corporation (a)	1,203,000	56,589,120
		130,616,140
Health Care Management Services - 0.5%
National Research Corporation	337,474	12,621,528

Health Care Services - 4.8%
Medidata Solutions, Inc. (a)	510,450	41,121,852
Omnicell, Inc. (a)	1,254,950	65,822,128
		106,943,980
Medical and Dental Instruments & Supplies - 8.1%
Bio-Techne Corporation	175,400	25,950,430
Cantel Medical Corporation	479,942	47,207,095
LeMaitre Vascular, Inc. (b)	1,010,299	33,824,810
Neogen Corporation (a)	904,466	72,529,129
		179,511,464
Materials & Processing - 9.7%
Building Materials - 5.6%
Simpson Manufacturing Company, Inc.	999,900	62,183,781
Trex Company, Inc. (a)	981,150	61,410,178
		123,593,959
Building: Climate Control - 2.1%
AAON, Inc.	1,390,850	46,245,762

Chemicals: Specialty - 2.0%
Balchem Corporation	462,175	45,357,855

Producer Durables - 20.2%
Back Office Support, HR & Consulting - 2.9%
WageWorks, Inc. (a)	1,280,491	64,024,550

Engineering & Contracting Services - 3.1%
Exponent, Inc.	1,406,400	67,929,120

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Producer Durables - 20.2% (Continued)
Environmental, Maintenance & Security Services - 2.4%
Healthcare Services Group, Inc.	878,900	$37,959,691
Rollins, Inc.	287,700	15,127,266
		53,086,957
Machinery: Construction and Handling - 1.1%
Douglas Dynamics, Inc.	534,485	25,655,280

Machinery: Industrial - 4.1%
EnviroStar, Inc.	277,122	11,168,017
John Bean Technologies Corporation	319,450	28,399,105
Proto Labs, Inc. (a)	432,075	51,395,321
		90,962,443
Scientific Instruments: Control & Filter - 3.7%
ESCO Technologies, Inc.	692,700	39,968,790
Sun Hydraulics Corporation	897,950	43,272,210
		83,241,000
Scientific Instruments: Gauges & Meters - 2.9%
Mesa Laboratories, Inc. (b)	307,336	64,872,483

Technology - 23.7%
Computer Services Software & Systems - 18.3%
ACI Worldwide, Inc. (a)	1,550,015	38,238,870
Blackbaud, Inc.	508,600	52,106,070
BlackLine, Inc. (a)	672,300	29,197,989
Bottomline Technologies (de), Inc. (a)	1,417,700	70,643,991
Descartes Systems Group, Inc. (The) (a)	2,051,775	66,682,687
Mercury Systems, Inc. (a)	795,010	30,258,081
NIC, Inc.	1,227,200	19,082,960
PROS Holdings, Inc. (a)	1,440,700	52,686,399
SPS Commerce, Inc. (a)	303,350	22,290,158
Tyler Technologies, Inc. (a)	110,300	24,497,630
		405,684,835
Electronic Components - 3.2%
NVE Corporation (b)	281,750	34,311,515
Rogers Corporation (a)	335,495	37,394,273
		71,705,788

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Technology - 23.7% (Continued)
Production Technology Equipment - 0.7%
Novanta, Inc. (a)	258,600	$16,110,780

Telecommunications Equipment - 1.5%
Vocera Communications, Inc. (a)	1,122,900	33,563,481

Total Common Stocks (Cost $1,385,963,559)		$2,124,809,205

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 1.78% (c) (Cost $20,119,879)	20,119,879	$20,119,879

Total Investments at Value - 96.4% (Cost $1,406,083,438)		$2,144,929,084

Other Assets in Excess of Liabilities - 3.6%		79,409,211

Net Assets - 100.0%		$2,224,338,295

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 12.9%
Consumer Services: Miscellaneous - 1.4%
Stamps.com, Inc. (a)	3,187	$806,470

Educational Services - 3.3%
Bright Horizons Family Solutions, Inc. (a)	18,575	1,904,309

Leisure Time - 4.6%
Pool Corporation	12,040	1,824,060
Vail Resorts, Inc.	3,035	832,167
		2,656,227
Recreational Vehicles & Boats - 2.4%
LCI Industries	6,420	578,763
Polaris Industries, Inc.	6,860	838,155
		1,416,918
Specialty Retail - 1.2%
SiteOne Landscape Supply, Inc. (a)	8,295	696,531

Consumer Staples - 1.1%
Foods - 1.1%
Chefs' Warehouse, Inc. (The) (a)	21,750	619,875

Energy - 1.0%
Energy Equipment - 1.0%
Core Laboratories N.V.	4,705	593,818

Financial Services - 3.5%
Financial Data & Systems - 2.1%
Jack Henry & Associates, Inc.	9,375	1,222,125

Insurance: Multi-Line - 1.4%
Markel Corporation (a)	775	840,371

Health Care - 20.1%
Biotechnology - 3.2%
Ligand Pharmaceuticals, Inc. (a)	4,630	959,197

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care - 20.1% (Continued)
Biotechnology - 3.2% (Continued)
Repligen Corporation (a)	19,475	$916,104
		1,875,301
Health Care Services - 5.2%
Cotiviti Holdings, Inc. (a)	15,100	666,363
Medidata Solutions, Inc. (a)	8,855	713,359
Omnicell, Inc. (a)	31,475	1,650,863
		3,030,585
Medical and Dental Instruments & Supplies - 9.8%
Align Technology, Inc. (a)	3,585	1,226,572
Bio-Techne Corporation	6,540	967,593
Cantel Medical Corporation	9,074	892,519
Neogen Corporation (a)	9,548	765,654
Teleflex, Inc.	3,135	840,838
West Pharmaceutical Services, Inc.	9,964	989,326
		5,682,502
Medical Equipment - 1.9%
IDEXX Laboratories, Inc. (a)	5,206	1,134,596

Materials & Processing - 8.0%
Building Materials - 5.4%
Simpson Manufacturing Company, Inc.	13,310	827,749
Trex Company, Inc. (a)	13,000	813,670
Watsco, Inc.	8,275	1,475,267
		3,116,686
Building: Climate Control - 1.3%
AAON, Inc.	23,400	778,050

Chemicals: Specialty - 1.3%
Balchem Corporation	7,825	767,945

Producer Durables - 26.7%
Aerospace - 2.5%
HEICO Corporation - Class A	23,635	1,440,553

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Producer Durables - 26.7% (Continued)
Back Office Support, HR & Consulting - 8.2%
Copart, Inc. (a)	27,760	$1,570,105
CoStar Group, Inc. (a)	3,747	1,546,125
WageWorks, Inc. (a)	33,395	1,669,750
		4,785,980
Engineering & Contracting Services - 1.4%
Exponent, Inc.	17,290	835,107

Environmental, Maintenance & Security Services - 4.8%
Healthcare Services Group, Inc.	25,420	1,097,890
Rollins, Inc.	32,050	1,685,189
		2,783,079
Machinery: Industrial - 3.6%
EnviroStar, Inc.	18,265	736,080
John Bean Technologies Corporation	8,685	772,097
Proto Labs, Inc. (a)	5,035	598,913
		2,107,090
Machinery: Specialty - 1.7%
Graco, Inc.	21,355	965,673

Railroad Equipment - 1.9%
Westinghouse Air Brake Technologies Corporation	11,155	1,099,660

Scientific Instruments & Services - 1.4%
A.O. Smith Corporation	13,815	817,157

Scientific Instruments: Control & Filter - 1.2%
Donaldson Company, Inc.	15,675	707,256

Technology - 22.3%
Computer Services Software & Systems - 20.0%
ACI Worldwide, Inc. (a)	21,075	519,920
ANSYS, Inc. (a)	8,325	1,450,049
Blackbaud, Inc.	11,371	1,164,959
Bottomline Technologies (de), Inc. (a)	13,650	680,180
Descartes Systems Group, Inc. (The) (a)	29,450	957,125

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Technology - 22.3% (Continued)
Computer Services Software & Systems - 20.0% (Continued)
Gartner, Inc. (a)	8,925	$1,186,133
Guidewire Software, Inc. (a)	17,050	1,513,699
Mercury Systems, Inc. (a)	27,105	1,031,616
SPS Commerce, Inc. (a)	6,332	465,275
Tyler Technologies, Inc. (a)	6,699	1,487,848
Ultimate Software Group, Inc. (The) (a)	4,575	1,177,193
		11,633,997
Electronics - 1.2%
IPG Photonics Corporation (a)	3,107	685,497

Production Technology Equipment - 1.1%
Cognex Corporation	15,215	678,741

Total Common Stocks (Cost $42,494,766)		$55,682,099

MONEY MARKET FUNDS - 0.4%	Shares	Value
Fidelity Treasury Money Market Fund, 1.52% (b) (Cost $251,215)	251,215	$251,215

Total Investments at Value - 96.0% (Cost $42,745,981)		$55,933,314

Other Assets in Excess of Liabilities - 4.0%		2,305,324

Net Assets - 100.0%		$58,238,638

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by and under the supervision of the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,124,809,205	$-	$-	$2,124,809,205
Money Market Funds	20,119,879	-	-	20,119,879
	$2,144,929,084	$-	$-	$2,144,929,084

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$55,682,099	$-	$-	$55,682,099
Money Market Funds	251,215	-	-	251,215
	$55,933,314	$-	$-	$55,933,314

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of June 30, 2018, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2018. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2018:

	Conestoga	Conestoga
	Small Cap Fund	SMid Cap Fund

Tax cost of portfolio investments	$1,407,717,244	$42,745,982

Gross unrealized appreciation	$760,540,063	$13,910,339
Gross unrealized depreciation	(23,328,223)	(723,007)

Net unrealized appreciation	$737,211,840	$13,187,332

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of June 30, 2018, Conestoga Small Cap Fund had 20.2% and 23.7% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively, and Conestoga SMid Cap Fund had 20.1%, 26.7%, and 22.3% of the value of its net assets invested in stocks within the Health Care, Producer Durables, and Technology sectors, respectively.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2017, Exa Corporation was an affiliate of Conestoga Small Cap Fund but as of June 30, 2018 is no longer an affiliate of the Fund. As of June 30, 2018, Conestoga Small Cap Fund owns 5.23%, 8.30%, 5.82% and 5.93% of the outstanding voting shares of LeMaitre Vascular, Inc., Mesa Laboratories, Inc., NVE Corporation and Westwood Holdings Group, Inc., respectively. The industry and percentage of net assets for these holdings can be found on Conestoga Small Cap Fund’s Schedule of Investments. Further information on these holdings for the 9 months ended June 30, 2018 appears below:

Conestoga Small Cap Fund
From September 30, 2017 To June 30, 2018
	Exa Corporation	LeMaitre Vascular, Inc.	Mesa Laboratories, Inc.
Percentage of Outstanding Voting Shares Owned	0.00%	5.23%	8.30%
Shares at Beginning of Period	947,433	560,699	230,386
Shares Purchased During the Period	-	449,600	76,950
Shares Sold During the Period	(947,433)	-	-
Shares at End of Period	-	1,010,299	307,336
Value at Beginning of Period	$22,908,930	$20,981,357	$34,401,238
Cost of Shares Purchased During the Period	-	15,368,089	11,544,564
Cost of Shares Sold During the Period	(12,403,838)	-	-
Change in Unrealized Appreciation (Depreciation)	(10,505,092)	(2,524,636)	18,926,681
Value at End of Period	$-	$33,824,810	$64,872,483
Net Realized Gains During the Period	$10,478,259	$-	$-
Dividend Income Earned During the Period	$-	$162,284	$129,689

	NVE Corporation	Westwood Holdings Group, Inc.
Percentage of Outstanding Voting Shares Owned	5.82%	5.93%
Shares at Beginning of Period	188,450	388,471
Shares Purchased During the Period	93,300	146,050
Shares Sold During the Period	-	-
Shares at End of Period	281,750	534,521
Value at Beginning of Period	$14,881,896	$26,132,444
Cost of Shares Purchased During the Period	8,480,256	9,339,264
Cost of Shares Sold During the Period	-	-
Change in Unrealized Appreciation (Depreciation)	10,949,363	(3,646,328)
Value at End of Period	$34,311,515	$31,825,380
Net Realized Gains During the Period	$-	$-
Dividend Income Earned During the Period	$695,550	$973,089

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	July 19, 2018

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Treasurer and Chief Financial Officer

Date	July 19, 2018

*	Print the name and title of each signing officer under his or her signature.